CRITICAL ACCOUNTING POLICIES AND ESTIMATES (Details) $ in Thousands	12 Months Ended
Dec. 31, 2024 ARS ($) item
Disclosure of detailed information about property, plant and equipment [line items]
Weighted average of number of scenarios considered for economic outlook | item	3
Rest of PPE, Intangibles and Goodwill
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss | $	$ 0